Consolidated Balance Sheets (Parenthetical) - USD ($)	Feb. 28, 2015	Feb. 28, 2014
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	10,000,000
Accumulated depreciation	$ 96,089	$ 34,192
Convertible debentures, discount	$ 206,636
Common stock, par value	$ .0001
Common stock, shares authorized	150,000,000
Common stock, shares issued	27,470,960	21,573,899
Common stock, shares outstanding	27,470,960	21,573,899
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	1,000,000
Preferred stock, par value	$ .0001
Preferred stock, shares issued	847,257	0
Preferred stock, shares outstanding	847,257	0
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY
Preferred stock, shares authorized	1,000
Preferred stock, par value	$ .0001
Preferred stock, shares issued	229	0
Preferred stock, shares outstanding	229	0